Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - Associates [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Fee revenue	$ 12	$ 11	$ 9
Amounts receivable (net)	$ 41	19	$ 10
Amounts payable		$ (10)